Roll-Forwards of the Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 7,830	¥ 9,209	¥ 9,022	¥ 5,016
Reduction to the beginning balance				(1,810)	[1]
Beginning after reduction			9,022	3,206
Credit loss for which an other-than-temporary impairment was not previously recognized	2,556	817	3,261	6,689
Credit loss for which an other-than-temporary impairment was previously recognized	54	76	72	296
For securities sold	(947)		(2,130)	(89)
Due to change in intent to sell or requirement to sell	(265)	(1,005)	(997)	(1,005)
Ending	¥ 9,228	¥ 9,097	¥ 9,228	¥ 9,097

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 ("Transfers and Servicing") (FASB Statement No. 166 ("Accounting for Transfers of Financial Assets-an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 ("Consolidation") (FASB Statement No. 167 ("Amendment of FASB Interpretation No.46(R)", ASC810-10 ("Consolidation-Variable Interest Entities")))) have been deducted from the beginning balance.